787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

July 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Opportunity Funds
Securities Act File No. 33-92982; Investment Company Act File No. 811-9054

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 43 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 44 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of the Amendment is to add the following new series to the Trust: the Credit Suisse Strategic Income Fund (the “Fund”).

The investment objective of the Fund is total return.  The fund pursues its investment objective of total return by investing in a broad range of debt instruments.  “Strategic” in the fund’s name means that the fund seeks both current income and capital appreciation as elements of total return.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on September 18, 2012.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

cc:	Joanne Doldo, Esq., Credit Suisse Asset Management, LLC
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP